NOTE 3 – ACCOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Credit Loss [Abstract]
NOTE 3 - ACCOUNTS RECEIVABLE

	June 30,	December 31,
	2022	2021

Deposit	$2,434	$2,682
UK VAT Receivable	8,342	15,084
Prepayments	—	200
Accounts receivable	$10,776	$17,966

	December 31,	December 31,
	2021	2020

Deposit	$2,682	$2,500
UK VAT Receivable	15,084	11,867
Prepayments	200	—
Accounts receivable	$17,966	$14,367